CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Sales and marketing, expenses from related party	¥ 40,167	¥ 0
Loans
Revenues from related party	105,492	102,997
Advertising, marketing and other services
Revenues from related party	¥ 13,405	¥ 0
Predecessor
Sales and marketing, expenses from related party			¥ 0
Predecessor | Loans
Revenues from related party			19,932
Predecessor | Advertising, marketing and other services
Revenues from related party			¥ 0